Earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used in the calculation of basic earnings per share (in shares)	158,856	158,509
Dilutive impact of share options (in shares)	0	0
Dilutive impact of restricted share units (in shares)	526	0
Dilutive impact of performance share units and restricted share units with performance criteria (in shares)	2,157	0
Weighted average number of ordinary shares used in the calculation of diluted earnings per share (in shares)	161,539	158,509